Consolidated Statements of Changes in Stockholders' Equity / Member's Interest and Redeemable Noncontrolling Interest - Summit Materials, LLC - USD ($) $ in Thousands	Members' equity	Total Member's Interest	Noncontrolling Interest in subsidiaries	Accumulated Deficit/Earnings [Member]	Accumulated Other Comprehensive Loss (AOCI) [Member]
Beginning Balance at Dec. 29, 2012				$ (94,085)	$ (9,130)
Increase (decrease) in stockholders' equity / members' interest and redeemable noncontrolling interest
Net loss				(106,791)
Other comprehensive income					3,085
Ending Balance at Dec. 28, 2013				(198,511)	(6,045)
Increase (decrease) in stockholders' equity / members' interest and redeemable noncontrolling interest
Net loss				(8,777)
Other comprehensive income					(9,501)
Share-based compensation				(1,983)
Ending Balance at Dec. 27, 2014				(217,416)	(15,546)
Ending Balance at Dec. 27, 2014	$ 518,647	$ 286,983	$ 1,298	(217,416)	(15,546)
Increase (decrease) in stockholders' equity / members' interest and redeemable noncontrolling interest
Contributed capital	452,703	452,703
Accretion/ redemption value adjustment		(32,252)		(32,252)
Net loss		(77,623)	(79)	(77,544)
Other comprehensive income		(5,235)			(5,235)
Distributions	(16,427)	(16,427)
Share-based compensation	17,020	17,020
Ending Balance at Jun. 27, 2015	971,943	625,169	1,219	(327,212)	(20,781)
Beginning Balance at Dec. 27, 2014	518,647	286,983	1,298	(217,416)	(15,546)
Beginning Balance at Dec. 27, 2014				(217,416)	(15,546)
Increase (decrease) in stockholders' equity / members' interest and redeemable noncontrolling interest
Net loss				4,182
Other comprehensive income					(12,920)
Ending Balance at Jan. 02, 2016				(245,486)	(28,466)
Ending Balance at Jan. 02, 2016	1,050,882	778,292	1,362	(245,486)	(28,466)
Increase (decrease) in stockholders' equity / members' interest and redeemable noncontrolling interest
Net loss		(20,484)	(35)	(20,449)
Other comprehensive income		1,985			1,985
Distributions	(3,191)	(3,191)
Share-based compensation	31,501	29,817		(1,684)
Ending Balance at Jul. 02, 2016	$ 1,079,192	$ 786,419	$ 1,327	$ (267,619)	$ (26,481)